FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Assets and Liabilities
The financial assets and financial liabilities in the balance sheet are classified by groups of financial instruments pursuant to IFRS 9:

	December 31,
	2018	2017
	U.S. Dollars in thousands

Financial assets

Financial assets at fair value:
Marketable securities (equity and debt) – through profit or loss	-	$1,663
Financial assets at fair value through other comprehensive income:
Financial assets at fair value through other comprehensive income	10,324	8,597

Financial assets at cost:
Cash and cash equivalent	18,093	* 12,681
Short term bank deposits	22,175	*20,078
	$50,592	$43,019
Financial liabilities

Derivatives instruments mainly measured at fair value through other comprehensive income	$64	$8
Financial liabilities measured at amortized cost:
Bank loans and capital leases	1,278	1,984
	$1,342	$1,992

*Reclassified

Schedule of Maturity Profile of Company's Financial Liabilities based on Contractual Undiscounted Payments
The table below summarizes the maturity profile of the Company's financial liabilities based on contractual undiscounted payments:

   December 31, 2018

	Less than one year	1 to 2	2 to 3	3 to 5	Total
	U.S. Dollars in thousands
Trade payables	$17,285	-	-	-	$17,285
Other accounts payables	5,261	-	-	-	5,261
Long term loans and capital leases (including interest)	$595	$495	$209	$32	$1,331

	$23,141	$495	$209	$32	$23,877

  December 31, 2017

	Less than one year	1 to 2	2 to 3	3 to 5	Total
	U.S. Dollars in thousands
Trade payables	$18,036	-	-	-	$18,036
Other accounts payables	5,820	-	-	-	5,820
Long term loans and capital leases (including interest)	669	634	532	260	2,095

	$24,525	$634	$532	$260	$25,951

Schedule of Changes in Liabilities Arising From Financing Activities
Changes in liabilities arising from financing activities

	January 1, 2018	Payments	Foreign exchange movement	Cash from new loans	New leases	December 31, 2018
	U.S. Dollars in thousands

Bank loans	$1,710	(460)	(110)	-	-	1,140
Capital leases	274	(136)	-	-	-	138
Total	$1,984	$(596)	$(110)	-	-	$1,278

Schedule of Carrying Amount and Fair Value of Financial Instruments

The following table demonstrates the carrying amount and fair value of the financial instruments presented in the financial statements not at fair value:

	Carrying Amount		Fair Value
	December 31,		December 31,
	2018	2017	2018	2017
	U.S. Dollars in thousands
Financial liabilities
Bank loans and capital Leases	$1,278	$1,984	$1,275	$1,984

Schedule of Financial Assets Measured at Fair Value
Financial assets (liabilities) measured at fair value:

Financial assets (liabilities) measured at fair value:	Level 1	Level 2
	U.S. Dollars in thousands

December 31, 2018
Debt securities (corporate and government)	$1,588	-
Derivatives instruments	-	(64)
Fair value through other comprehensive income		$8,736
	$1,588	$8,672

	Level 1	Level 2
	U.S. Dollars in thousands

December 31, 2017
Marketable securities at fair value through profit or loss:
Equity shares	$77
Mutual funds	456
Debt securities (corporate and government)	1,130
Derivatives instruments		(8)
Available for sale debt securities (corporate and government)		$8,597
	$1,663	$8,589

Schedule of Sensitivity Analysis for Market Risks
	December 31,
	2018	2017
	U.S. Dollars in thousands

Sensitivity test to changes in market price of listed Securities
Gain (loss) from change:
5% increase in market price	$519	$513
5% decrease in market price	$(519)	$(513)

Sensitivity test to changes in foreign currency:
Gain (loss) from change:
5% increase in NIS	$(21)	$(143)
5% decrease in NIS	$21	$143
5% increase in Euro	$(197)	$(135)
5% decrease in Euro	$197	$135

Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments
	December 31,
	2018	2017
	U.S. Dollars in thousands

In NIS:
Bank loans measured at amortized cost	$1,140	$1,710
In USD:
Capital leases measured at amortized cost	$138	$274